Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 5,480	$ 15,595
Accounts receivable	786	545
Inventories	1,658	1,588
Other current assets	203	136
Total current assets	8,127	17,864
Property, plant and equipment, net	536	570
Other assets	113	21
TOTAL ASSETS	8,776	18,455
Current liabilities
Accounts payable	1,133	862
Accrued compensation	1,498	1,021
Other current liabilities	209	208
Total current liabilities	2,840	2,091
Other liabilities	0	126
Total liabilities	2,840	2,217
Commitments and contingencies
Stockholders' equity
Preferred stock	0	0
Common stock as of December 31, 2018 and December 31, 2017, par value $0.0001 per share; authorized 100,000,000 shares, issued and outstanding 513,445 and 271,357, respectively	0	0
Additional paid-in capital	204,101	197,367
Accumulated other comprehensive income:
Foreign currency translation adjustment	1,223	1,227
Accumulated deficit	(199,388)	(182,356)
Total stockholders' equity	5,936	16,238
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	8,776	18,455
Series A Junior Participating Preferred Stock [Member]
Stockholders' equity
Preferred stock	0	0
Series F Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock	$ 0	$ 0